NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2013
Noncontrolling Interest [Abstract]
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS
The Company's Non-Controlling Interests included in the Consolidated Balance Sheet were as follows:

at December 31 (millions of Canadian dollars)	2013	2012
Non-controlling interest in TC PipeLines, LP1	1,323	953
Preferred shares of TCPL	194	389
Non-controlling interest in Portland[2]	94	83
	1,611	1,425

The Company's Non-Controlling Interests included in the Consolidated Statement of Income were as follows:

year ended December 31 (millions of Canadian dollars)	2013	2012	2011
Non-controlling interest in TC PipeLines, LP1	93	91	101
Preferred share dividends of TCPL	20	22	22
Non-controlling interest in Portland[2]	12	5	6
	125	118	129

1
In May 2013, the non-controlling interest in TC PipeLines, LP increased from 66.7 per cent to 71.1 per cent due to the issuance of equity to non-controlling interests in TC PipeLines, LP. In July 2013, TransCanada sold 45 per cent interests in GTN LLC and Bison LLC to TC PipeLines, LP (See Note 25). The non-controlling interest in TC PipeLines, LP from January 2010 to May 2011 was 61.8 per cent and 66.7 per cent from May 2011 to May 2013.

2	The non-controlling interest in Portland as at December 31, 2013 represented the 38.3 per cent interest not owned by TransCanada (2012 and 2011 - 38.3 per cent).
Preferred Shares of TCPL

at December 31	Number of Shares	Annual Dividend Rate per Share	Redemption Price per Share	2013	2012
	(thousands)			(millions of Canadian dollars)[1]	(millions of Canadian dollars)[1]
Cumulative First Preferred Shares of Subsidiary
Series U	4,000	$2.80	$50.00	—	195
Series Y	4,000	$2.80	$50.00	194	194
				194	389

1    Net of underwriting underwriting commissions and deferred income taxes.

In October 2013, TCPL redeemed all of the four million outstanding 5.60 per cent Cumulative Redeemable First Preferred Shares Series U at a price of $50 per share plus $0.5907 representing accrued and unpaid dividends to the redemption date.

On January 27, 2014, TCPL announced the redemption of all of the four million outstanding Cumulative Redeemable First Preferred Shares Series Y shares at $50 per share, plus accrued and unpaid dividends. Refer to Note 27 for further details.

Cash Dividends
Cash dividends of $22 million were paid on the Series U and Series Y preferred shares in 2013 (2012 and 2011 – $22 million).
In 2013, TransCanada received fees of $3 million from TC PipeLines, LP (2012 – $3 million; 2011 – $2 million) and $7 million from Portland (2012 and 2011 – $7 million) for services provided.